Employee Benefits - Schedule of Quantitative Sensitivity Analysis Regarding a Change in a Relevant Actuarial Assumption (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discount Rate + 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	$ (15)	$ (18)
Discount Rate - 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	16	18
Discount Rate + 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(31)	(35)
Discount Rate - 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	32	37
Discount Rate + 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(60)	(70)
Discount Rate - 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	65	76
Annual Salary Increase Rate + 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	17	19
Annual Salary Increase Rate - 25 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(17)	(19)
Annual Salary Increase Rate + 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	34	39
Annual Salary Increase Rate - 50 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	(33)	(38)
Annual Salary Increase Rate + 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	69	79
Annual Salary Increase Rate - 100 [Member]
Schedule of Regarding a Change in a Relevant Actuarial Assumption [Line Items]
Variation expressed in basis points	$ (64)	$ (74)